Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
ASSETS
Other interest-bearing deposits	$ 8,769	$ 8,811
Prepaid expenses and other assets	610	966
Total assets	308,485	291,871
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	241,339	224,356
Shareholders' equity
Common stock	86	86
Additional paid-in capital	35,084	34,639
Retained earnings	34,180	34,732
Unearned employee stock ownership plan (ESOP)	(850)	(1,036)
Treasury shares at cost, 151,549 and 112,563 common shares at June 30, 2017 and 2016	(1,355)	(937)
Accumulated other comprehensive income	1	31
Total shareholders' equity	67,146	67,515	$ 67,313
Total liabilities and shareholders' equity	308,485	291,871
Parent Company [Member]
ASSETS
Other interest-bearing deposits	20	18
Prepaid expenses and other assets	702	564
Total assets	67,186	67,552
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	40	37
Total liabilities	40	37
Shareholders' equity
Common stock	86	86
Additional paid-in capital	35,084	34,639
Retained earnings	34,180	34,732
Unearned employee stock ownership plan (ESOP)	(850)	(1,036)
Treasury shares at cost, 151,549 and 112,563 common shares at June 30, 2017 and 2016	(1,355)	(937)
Accumulated other comprehensive income	1	31
Total shareholders' equity	67,146	67,515
Total liabilities and shareholders' equity	67,186	67,552
Parent Company [Member] | First Federal of Hazard [Member]
ASSETS
Other interest-bearing deposits	692	539
Investment	18,165	18,216
Parent Company [Member] | First Federal of Frankfort [Member]
ASSETS
Investment	46,315	46,824
Parent Company [Member] | First Federal of Kentucky [Member]
ASSETS
Other interest-bearing deposits	$ 1,292	$ 1,391